FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-3578


                       Aquila Three Peaks High Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2008

                  Date of reporting period: September 30, 2009



Item 1. Schedule of Investments.


---------------------- ---------------------------------------------------------------------------------------
                                          AQUILA THREE PEAKS HIGH INCOME FUND
                                                SCHEDULE OF INVESTMENTS
                                                  September 30, 2009
                                                      (unaudited)
---------------------- ---------------------------------------------------------------------------------------
      Principal
        Amount          Corporate Bonds (93.8%)                                                Value   (a)
---------------------- ---------------------------------------------------------------------------------------

                        Advertising Agencies (0.9%)
                       ---------------------------------------------------------------------
                       Interpublic Group of Companies, Inc.
      $ 2,250,000      6.250%, 11/15/14                                                         $   2,129,063
                                                                                            ------------------

                        Apparel Manufacturers (2.3%)
                       ---------------------------------------------------------------------
                       Levi Strauss & Co.
        2,150,000      9.750%, 01/15/15                                                             2,236,000

                       Phillips -Van Heusen Corp.
        2,100,000      8.125%, 05/01/13                                                             2,136,750

                       Warnaco, Inc.
        1,000,000      8.875%, 06/15/13                                                             1,025,000

                                                                                            ------------------
                                                                                                    5,397,750
                                                                                            ------------------

                        Beverage - Wine/Spirits (1.9%)
                       ---------------------------------------------------------------------
                       Constellation Brands, Inc.
        4,250,000      8.375%, 12/15/14                                                             4,430,625
                                                                                            ------------------

                        Broadcast Service/Programming (1.6%)
                       ---------------------------------------------------------------------
                       Liberty Media Corp.
        4,000,000      5.700%, 05/15/13                                                             3,790,000
                                                                                            ------------------

                        Cable/Satellite TV (3.8%)
                       ---------------------------------------------------------------------
                       EchoStar DBS Corp.
        9,000,000      6.625%, 10/01/14                                                             8,752,500
                                                                                            ------------------

                        Casino Hotels (0.8%)
                       ---------------------------------------------------------------------
                       Ameristar Casinos, Inc.
        1,500,000      9.250%, 06/01/14 144A                                                        1,556,250

                       MGM Mirage, Inc.
           375,000     11.375%, 03/01/18 144A                                                         352,500

                                                                                            ------------------
                                                                                                    1,908,750
                                                                                            ------------------

                        Cellular Telecommunications (3.8%)
                       ---------------------------------------------------------------------
                       iPCS, Inc.
        2,250,000      2.608%, 05/01/13 (Floating Rate Note)                                        1,901,250

                       MetroPCS Wireless, Inc.
        4,250,000      9.250%, 11/01/14                                                             4,345,625

                       Nextel Communications, Inc.
        2,650,000      6.875%, 10/31/13                                                             2,457,875

                                                                                            ------------------
                                                                                                    8,704,750
                                                                                            ------------------

                        Chemicals - Specialty (0.6%)
                       ---------------------------------------------------------------------
                       Nalco Co.
        1,250,000      8.875%, 11/15/13                                                             1,284,375
                                                                                            ------------------

                        Coal (0.8%)
                       ---------------------------------------------------------------------
                       Arch Western Finance, LLC
        1,750,000      6.750%, 07/01/13                                                             1,721,563
                                                                                            ------------------

                        Commercial Services (2.3%)
                       ---------------------------------------------------------------------
                       Iron Mountain, Inc.
        5,250,000      7.750%, 01/15/15                                                             5,289,375
                                                                                            ------------------

                        Computer Services (1.5%)
                       ---------------------------------------------------------------------
                       SunGard Data Systems, Inc.
        3,500,000      9.125%, 08/15/13                                                             3,535,000
                                                                                            ------------------

                        Containers - Metal/Glass (4.7%)
                       ---------------------------------------------------------------------
                       Crown Americas Capital Corp.
        6,750,000      7.625%, 11/15/13                                                             6,817,500

                       Owens-Brockway Glass Container, Inc.
        4,000,000      8.250%, 05/15/13                                                             4,090,000

                                                                                            ------------------
                                                                                                   10,907,500
                                                                                            ------------------

                        Containers - Paper/Plastic (2.3%)
                       ---------------------------------------------------------------------
                       Graham Packaging Co.
        2,250,000      8.500%, 10/15/12                                                             2,272,500

                       Graphic Packaging International, Inc.
        2,900,000      9.500%, 08/15/13                                                             2,987,000

                                                                                            ------------------
                                                                                                    5,259,500
                                                                                            ------------------

                        Diagnostic Kits (0.7%)
                       ---------------------------------------------------------------------
                       Inverness Medical Innovations, Inc.
        1,600,000      9.000%, 05/15/16                                                             1,590,000
                                                                                            ------------------

                        Dialysis Centers (2.3%)
                       ---------------------------------------------------------------------
                       DaVita, Inc.
        5,250,000      6.625%, 03/15/13                                                             5,197,500
                                                                                            ------------------

                        Diversified Operations (1.6%)
                       ---------------------------------------------------------------------
                       Kansas City Southern Railway Co.
        3,500,000      8.000%, 06/01/15                                                             3,570,000
                                                                                            ------------------

                        Electronic Components - Miscellaneous (1.5%)
                       ---------------------------------------------------------------------
                       Celestica, Inc.
        2,750,000      7.625%, 07/01/13                                                             2,798,125

                       Jabil Circuit, Inc.
           625,000     7.750%, 07/15/16                                                               634,375

                                                                                            ------------------
                                                                                                    3,432,500
                                                                                            ------------------

                        Energy Exploration & Production (0.5%)
                       ---------------------------------------------------------------------
                       Encore Acquisition Co.
        1,175,000      6.250%, 04/15/14                                                             1,092,750
                                                                                            ------------------

                        Food - Miscellaneous/Diversified (4.4%)
                       ---------------------------------------------------------------------
                       Chiquita Brands International, Inc.
        5,500,000      7.500%, 11/01/14                                                             5,472,500

                       Del Monte Corp.
        4,500,000      8.625%, 12/15/12                                                             4,623,750

                                                                                            ------------------
                                                                                                   10,096,250
                                                                                            ------------------

                        Food - Retail (1.0%)
                       ---------------------------------------------------------------------
                       Stater Brothers Holdings, Inc.
        2,250,000      8.125%, 06/15/12                                                             2,261,250
                                                                                            ------------------

                        Funeral Service & Related Items (2.0%)
                       ---------------------------------------------------------------------
                       Service Corp. International
        4,500,000      7.375%, 10/01/14                                                             4,533,750
                                                                                            ------------------

                        Hospitals (1.6%)
                       ---------------------------------------------------------------------
                       Vanguard Health Holding Co. II, LLC
        3,500,000      9.000%, 10/01/14                                                             3,570,000
                                                                                            ------------------

                        Hotels & Motels (1.7%)
                       ---------------------------------------------------------------------
                       Gaylord Entertainment Co.
        2,300,000      6.750%, 11/15/14                                                             2,127,500

                       Starwood Hotels & Resorts
        1,750,000      7.875%, 05/01/12                                                             1,815,625

                                                                                            ------------------
                                                                                                    3,943,125
                                                                                            ------------------

                        Machinery - Farm (0.3%)
                       ---------------------------------------------------------------------
                       Case New Holland, Inc.
           695,000     7.750%, 09/01/13 144A                                                          691,525
                                                                                            ------------------

                        Medical - Hospitals (8.1%)
                       ---------------------------------------------------------------------
                       Community Health Systems, Inc.
        5,250,000      8.875%, 07/15/15                                                             5,381,250

                       HCA, Inc.
      11,250,000       6.750%, 07/15/13                                                            10,771,875

                       Iasis Healthcare LLC
        2,500,000      8.750%, 06/15/14                                                             2,500,000

                                                                                            ------------------
                                                                                                   18,653,125
                                                                                            ------------------

                        Medical - Outpatient/Home Medical (0.6%)
                       ---------------------------------------------------------------------
                       Select Medical Corp.
        1,500,000      7.625%, 02/01/15                                                             1,404,375
                                                                                            ------------------

                        Medical Products (0.6%)
                       ---------------------------------------------------------------------
                       Hanger Orthopedic Group, Inc.
        1,250,000      10.250%, 06/01/14                                                            1,325,000
                                                                                            ------------------

                        Oil & Gas Drilling (0.9%)
                       ---------------------------------------------------------------------
                       Pride International, Inc.
        2,000,000      7.375%, 07/15/14                                                             2,050,000
                                                                                            ------------------

                        Oil Company - Exploration & Production (7.0%)
                       ---------------------------------------------------------------------
                       Berry Petroleum Co.
        1,750,000      10.250%, 06/01/14                                                            1,868,125

                       Comstock Resources, Inc.
        2,250,000      6.875%, 03/01/12                                                             2,233,125

                       McMoRan Exploration Co.
        4,000,000      11.875%, 11/15/14                                                            4,000,000

                       Penn Virginia Corp.
        1,250,000      10.375%, 06/15/16                                                            1,350,000

                       Petrohawk Energy Corp.
        3,750,000      9.125%, 07/15/13                                                             3,853,125

                       Whiting Petroleum Corp.
        2,750,000      7.250%, 05/01/12                                                             2,750,000

                                                                                            ------------------
                                                                                                   16,054,375
                                                                                            ------------------

                        Paper & Related Products (1.5%)
                       ---------------------------------------------------------------------
                       Georgia Pacific Corp.
        3,500,000      7.700%, 06/15/15                                                             3,535,000
                                                                                            ------------------

                        Physical Therapy/Rehab Centers (2.0%)
                       ---------------------------------------------------------------------
                       HealthSouth Corp.
        4,800,000      7.217%, 06/15/14 (Floating Rate Note)                                        4,704,000
                                                                                            ------------------

                        Pipelines (1.6%)
                       ---------------------------------------------------------------------
                       El Paso Corp.
        3,500,000      8.250%, 02/15/16                                                             3,587,500
                                                                                            ------------------

                        Private Corrections (1.5%)
                       ---------------------------------------------------------------------
                       Corrections Corporation of America
        3,500,000      6.250%, 03/15/13                                                             3,447,500
                                                                                            ------------------

                        Publishing - Periodicals (1.7%)
                       ---------------------------------------------------------------------
                       Nielsen Finance LLC
        4,000,000      10.000%, 08/01/14                                                            4,020,000
                                                                                            ------------------


                        Retail - Propane Distribution (0.5%)
                       ---------------------------------------------------------------------
                       Ferrellgas Partners LP
        1,125,000      9.125%, 10/01/17 144A                                                        1,158,750
                                                                                            ------------------

                        Satellite Telecommunications (0.6%)
                       ---------------------------------------------------------------------
                       GeoEye, Inc.
        1,350,000      9.625%, 10/01/15 144A                                                        1,366,875
                                                                                            ------------------

                        Special Purpose Entity (1.6%)
                       ---------------------------------------------------------------------
                       Global Cash Access, Inc.
           725,000     8.750%, 03/15/12                                                               717,750

                       Universal City Development Partners, LTD and UCPP Finance, Inc.
        3,000,000      11.750%, 04/01/10                                                            3,022,500

                                                                                            ------------------
                                                                                                    3,740,250
                                                                                            ------------------

                        Telecom Services (3.0%)
                       ---------------------------------------------------------------------
                       Qwest Corp.
        2,000,000      8.875%, 03/15/12                                                             2,105,000

                       Time Warner Telecomm Holdings, Inc.
        4,750,000      9.250%, 02/15/14                                                             4,892,500

                                                                                            ------------------
                                                                                                    6,997,500
                                                                                            ------------------

                        Telephone - Integrated (16.1%)
                       ---------------------------------------------------------------------
                       Cincinnati Bell, Inc.
        6,000,000      8.375%, 01/15/14                                                             6,030,000
        2,000,000      7.000%, 02/15/15                                                             1,940,000
        1,050,000      8.250%, 10/15/17                                                             1,034,901

                       Citizens Communications Co.
        3,500,000      6.250%, 01/15/13                                                             3,430,000
        2,400,000      6.625%, 03/15/15                                                             2,292,000

                       Qwest Communications International, Inc.
        9,750,000      7.500%, 02/15/14                                                             9,628,125

                       Sprint Capital Corp.
        4,500,000      8.375%, 03/15/12                                                             4,668,750

                       Sprint Nextel Corp.
        2,810,000      8.375%, 08/15/17                                                             2,795,950

                       Windstream Corp.
        4,750,000      8.125%, 08/01/13                                                             4,880,625
           375,000     7.875%, 11/01/17 144A                                                          372,814

                                                                                            ------------------
                                                                                                   37,073,165
                                                                                            ------------------

                        Theaters (1.1%)
                       ---------------------------------------------------------------------
                       AMC Entertainment, Inc.
        2,500,000      8.000%, 03/01/14                                                             2,412,500
                                                                                            ------------------

                        Tobacco  (0.5%)
                       ---------------------------------------------------------------------
                       Alliance One International, Inc.
        1,000,000      10.000%, 07/15/16 144A                                                       1,032,500
                                                                                            ------------------


                       Total Investments (cost $206,468,217- note b)            93.8%              215,651,816

                       Other assets less liabilities                              6.2               14,286,063
                                                                        -------------- ------------------------
                       Net Assets                                              100.0%            $ 229,937,879
                                                                        ============== ========================

                                                                                                     Percent of
                       Portfolio Distribution                                                       Investments

                       Advertising Agencies                                                             1.0   %

                       Apparel Manufacturers                                                            2.5

                       Beverage - Wine/Spirits                                                          2.1

                       Broadcast Service/Programming                                                    1.8

                       Cable/Satellite TV                                                               4.1

                       Casino Hotels                                                                    0.9

                       Cellular Telecommunications                                                      4.0

                       Chemicals - Specialty                                                            0.6

                       Coal                                                                             0.8

                       Commercial Services                                                              2.5

                       Computer Services                                                                1.6

                       Containers - Metal/Glass                                                         5.1

                       Containers - Paper/Plastic                                                       2.4

                       Diagnostic Kits                                                                  0.7

                       Dialysis Centers                                                                 2.4

                       Diversified Operations                                                           1.7

                       Electronic Components - Miscellaneous                                            1.6

                       Energy Exploration & Production                                                  0.5

                       Food - Miscellaneous/Diversified                                                 4.7

                       Food - Retail                                                                    1.0

                       Funeral Service & Related Items                                                  2.1

                       Hospitals                                                                        1.7

                       Hotels & Motels                                                                  1.8

                       Machinery - Farm                                                                 0.3

                       Medical - Hospitals                                                              8.6

                       Medical - Outpatient/Home Medical                                                0.7

                       Medical Products                                                                 0.6

                       Oil & Gas Drilling                                                               1.0

                       Oil Company - Exploration & Production                                           7.4

                       Paper & Related Products                                                         1.6

                       Physical Therapy/Rehab Centers                                                   2.2

                       Pipelines                                                                        1.7

                       Private Corrections                                                              1.6

                       Publishing - Periodicals                                                         1.9

                       Retail - Propane Distribution                                                    0.5

                       Satellite Telecommunications                                                     0.6

                       Special Purpose Entity                                                           1.7

                       Telecom Services                                                                 3.2

                       Telephone - Integrated                                                           17.2

                       Theaters                                                                         1.1

                       Tobacco                                                                          0.5
                                                                                                  ------------
                                                                                                       100.0 %
                                                                                                  ============

                       See accompanying notes to financial
                                  statements.

                          NOTES TO FINANCIAL STATEMENTS
                       AQUILA THREE PEAKS HIGH INCOME FUND
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $206,468,217 amounted to $9,183,599, which consisted of aggregate gross unrealized appreciation of $9,490,200 and aggregate gross unrealized depreciation of $306,601.

(c) Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments (details of which can be found in the Schedule of Investments), used to value the Fund's net assets as of September 30, 2009:

                                                             Investments in
 Valuation Inputs                                             Securities


 Level 1 - Quoted Prices                               $                -

 Level 2 - Other Significant Observable Inputs

                   Corporate Bonds                     $     215,651,816

 Level 3 - Significant Unobservable Inputs             $
                                                      ----------------------
 Total                                                 $     215,651,816
                                                      ======================

Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND

By:	/s/ /Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President, Trustee and Chair
      November 23, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      --------------------------------
      Diana P. Herrmann
      President, Trustee and Chair
      November 23, 2009




By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 23, 2009